UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873
                                                    -----------

                             The Gabelli Growth Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMMON STOCKS -- 99.0%
             CONSUMER DISCRETIONARY -- 11.4%
             AUTO & COMPONENTS -- 0.3%
     75,000  Harley-Davidson Inc. .............$    3,633,000
                                               --------------
             MEDIA -- 3.6%
    280,000  McGraw-Hill Companies Inc. .......    13,451,200
    290,000  News Corp., Cl. B ................     4,785,000
  1,290,000  Time Warner Inc. .................    23,361,900
                                               --------------
                                                   41,598,100
                                               --------------
             RETAIL -- 7.5%
    190,000  Bed Bath & Beyond Inc.+ ..........     7,634,200
     95,000  Best Buy Co. Inc. ................     4,135,350
    225,000  Cheesecake Factory Inc.+ .........     7,029,000
     75,000  Chico's FAS Inc.+ ................     2,760,000
    245,000  Coach Inc.+ ......................     7,683,200
    200,000  Costco Wholesale Corp. ...........     8,618,000
    230,000  eBay Inc.+ .......................     9,476,000
    130,000  Starbucks Corp.+ .................     6,513,000
    125,000  Target Corp. .....................     6,491,250
    286,577  The Home Depot Inc. ..............    10,930,047
    343,400  Tiffany & Co. ....................    13,657,018
     30,000  Urban Outfitters Inc.+ ...........       882,000
                                               --------------
                                                   85,809,065
                                               --------------
             TOTAL CONSUMER DISCRETIONARY .....   131,040,165
                                               --------------
             CONSUMER STAPLES -- 11.3%
     35,000  Hershey Co. ......................     1,970,850
     20,000  Nestle SA, ADR ...................     1,469,846
    510,000  PepsiCo Inc. .....................    28,922,100
    565,000  Procter & Gamble Co. .............    33,594,900
    185,000  Sysco Corp. ......................     5,803,450
    370,000  Wal-Mart Stores Inc. .............    16,213,400
    585,000  Walgreen Co. .....................    25,418,250
     90,000  Whole Foods Market Inc. ..........    12,100,500
     65,000  Wrigley (Wm.) Jr. Co. ............     4,672,200
                                               --------------
             TOTAL CONSUMER STAPLES ...........   130,165,496
                                               --------------
             ENERGY -- 11.6%
     50,000  Amerada Hess Corp. ...............     6,875,000
    110,000  Anadarko Petroleum Corp. .........    10,532,500
    146,000  Apache Corp. .....................    10,982,120
    165,000  Baker Hughes Inc. ................     9,847,200
    145,000  Burlington Resources Inc. ........    11,791,400
    105,000  Devon Energy Corp. ...............     7,207,200
    190,000  Murphy Oil Corp. .................     9,475,300
    130,000  National-Oilwell Varco Inc.+ .....     8,554,000
    125,000  Occidental Petroleum Corp. .......    10,678,750
    100,000  Peabody Energy Corp. .............     8,435,000
    160,000  Pioneer Natural Resources Co. ....     8,787,200
    115,000  Schlumberger Ltd. ................     9,703,700
    170,000  Suncor Energy Inc. ...............    10,290,100
    160,000  Transocean Inc.+ .................     9,809,600
                                               --------------
             TOTAL ENERGY .....................   132,969,070
                                               --------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             FINANCIAL -- 9.0%
    215,000  American Express Co. .............$   12,349,600
    545,000  Citigroup Inc. ...................    24,808,400
     70,000  Commerce Bancorp Inc. ............     2,148,300
     95,000  Goldman Sachs Group Inc. .........    11,550,100
    330,000  Merrill Lynch & Co. Inc. .........    20,245,500
    205,900  Northern Trust Corp. .............    10,408,245
    243,800  State Street Corp. ...............    11,926,696
    120,000  UBS AG ...........................    10,260,000
                                               --------------
             TOTAL FINANCIAL ..................   103,696,841
                                               --------------
             HEALTH CARE -- 17.2%
             HEALTH CARE EQUIPMENT & SERVICES -- 11.2%
    105,000  Alcon Inc. .......................    13,427,400
    150,000  Biomet Inc. ......................     5,206,500
    150,000  Caremark Rx Inc.+ ................     7,489,500
    160,000  Edwards Lifesciences Corp.+ ......     7,105,600
    100,000  Express Scripts Inc.+ ............     6,220,000
     70,000  Fisher Scientific
               International Inc.+ ............     4,343,500
     10,000  Health Management Associates
               Inc., Cl. A ....................       234,700
    100,000  IDEXX Laboratories Inc.+ .........     6,688,000
     35,000  Lincare Holdings Inc.+ ...........     1,436,750
    295,000  Medtronic Inc. ...................    15,817,900
    280,000  St. Jude Medical Inc.+ ...........    13,104,000
    210,000  Stryker Corp. ....................    10,380,300
    340,000  UnitedHealth Group Inc. ..........    19,108,000
    215,000  Varian Medical Systems Inc.+ .....     8,494,650
    145,000  Zimmer Holdings Inc.+ ............     9,989,050
                                               --------------
                                                  129,045,850
                                               --------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 6.0%
    298,000  Amgen Inc.+ ......................    23,741,660
    165,000  Eli Lilly & Co. ..................     8,830,800
    115,000  Genentech Inc.+ ..................     9,684,150
    120,000  Genzyme Corp.+ ...................     8,596,800
    284,000  Johnson & Johnson ................    17,971,520
                                               --------------
                                                   68,824,930
                                               --------------
             TOTAL HEALTH CARE ................   197,870,780
                                               --------------
             INDUSTRIAL -- 14.5%
    130,000  3M Co. ...........................     9,536,800
    100,000  C.H. Robinson Worldwide Inc. .....     6,412,000
    140,000  Caterpillar Inc. .................     8,225,000
     50,000  Deere & Co. ......................     3,060,000
    105,000  Expeditors International of
              Washington Inc. .................     5,961,900
    180,000  Fluor Corp. ......................    11,588,400
     98,500  General Dynamics Corp. ...........    11,775,675
  1,120,000  General Electric Co. .............    37,710,400
    260,000  Ingersoll-Rand Co. Ltd., Cl. A ...     9,939,800
    210,000  ITT Industries Inc. ..............    23,856,000
    155,000  L-3 Communications Holdings Inc. .    12,255,850
    160,000  Rockwell Automation Inc. .........     8,464,000
     60,000  United Parcel Service Inc.,
              Cl. B ...........................     4,147,800
    280,000  United Technologies Corp. ........    14,515,200
                                               --------------
             TOTAL INDUSTRIAL .................   167,448,825
                                               --------------

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             INFORMATION TECHNOLOGY -- 20.1%
             COMMUNICATIONS EQUIPMENT -- 2.6%
    796,000  Cisco Systems Inc.+ ..............$   14,272,280
     60,000  Harman International
              Industries Inc. .................     6,136,200
    216,000  QUALCOMM Inc. ....................     9,666,000
                                               --------------
                                                   30,074,480
                                               --------------
             COMPUTERS & PERIPHERAL -- 1.5%
    500,000  Dell Inc.+ .......................    17,100,000
                                               --------------
             SEMICONDUCTORS -- 5.1%
    190,000  Broadcom Corp., Cl. A+ ...........     8,912,900
    810,000  Intel Corp. ......................    19,966,500
    410,000  Linear Technology Corp. ..........    15,411,900
    280,000  Microchip Technology Inc. ........     8,433,600
    191,000  Texas Instruments Inc. ...........     6,474,900
                                               --------------
                                                   59,199,800
                                               --------------
             SOFTWARE & SERVICES -- 10.9%
    425,000  Adobe Systems Inc. ...............    12,686,250
    175,000  CheckFree Corp.+ .................     6,618,500
    125,000  Citrix Systems Inc.+ .............     3,142,500
    100,000  Electronic Arts Inc.+ ............     5,689,000
    450,100  EMC Corp.+ .......................     5,824,294
     95,000  Getty Images Inc.+ ...............     8,173,800
     50,900  Google Inc., Cl. A+ ..............    16,107,814
    120,000  International Game Technology ....     3,240,000
  1,560,000  Microsoft Corp. ..................    40,138,800
    235,000  NAVTEQ Corp.+ ....................    11,738,250
    360,000  Yahoo! Inc.+ .....................    12,182,400
                                               --------------
                                                  125,541,608
                                               --------------
             TOTAL INFORMATION TECHNOLOGY .....   231,915,888
                                               --------------
             MATERIALS -- 3.9%
    250,000  Allegheny Technologies Inc. ......     7,745,000
    240,000  Commercial Metals Co. ............     8,097,600
    285,000  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ................    13,848,150
    330,000  Newmont Mining Corp. .............    15,566,100
                                               --------------
             TOTAL MATERIALS ..................    45,256,850
                                               --------------
             TOTAL COMMON STOCKS .............. 1,140,363,915
                                               --------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
   ----------                                      -------

             U.S. GOVERNMENT OBLIGATIONS -- 1.0%
$12,189,000  U.S. Treasury Bills,
              3.018% to 3.825%++,
              10/06/05 to 03/09/06 ............$   12,099,952
                                               --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $980,742,256) .............$1,152,463,867
                                               ==============
------------------
              For Federal tax purposes:
              Aggregate cost ..................$  980,742,256
                                               ==============
              Gross unrealized appreciation ...$  209,320,976
              Gross unrealized depreciation ...   (37,599,365)
                                               --------------
              Net unrealized appreciation
                (depreciation) ................$  171,721,611
                                               ==============
------------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Growth Fund
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.